Document And Entity Information	Nov. 11, 2022
Document Information [Line Items]
Entity, Registrant Name	Mobivity Holdings Corp.
Document, Type	8-K
Document, Period End Date	Nov. 11, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-53851
Entity, Tax Identification Number	26-3439095
Entity, Address, Address Line One	3133 West Frye Road, # 215
Entity, Address, City or Town	Chandler
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85226
City Area Code	877
Local Phone Number	282-7660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001447380